Pension And Other Postretirement Benefits (Fair Value Of Pension Plan Assets By Asset Category) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 36,107,226	$ 29,778,983
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,184,202	3,614,499
Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,453,975	1,886,542
Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,013,090	1,872,477
Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,733,964	610,250
Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,940,305	2,111,021
Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,218,746	1,331,728
Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,645,437	2,107,767
Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	4,681,635	3,908,829
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,233,882	1,417,891
Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,573,756	1,078,180
Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,374,685	1,178,734
Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	380,484	227,115
Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,870,007	2,855,861
Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	403,320	542,869
US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	6,399,738	5,035,220
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	36,107,226	29,778,983	26,083,446
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value	26,434,161	21,345,033
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,184,202	3,614,499
Quoted Prices in Active Markets for Identical Assets (Level 1) | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,453,975	1,886,542
Quoted Prices in Active Markets for Identical Assets (Level 1) | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,013,090	1,872,477
Quoted Prices in Active Markets for Identical Assets (Level 1) | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,733,964	610,250
Quoted Prices in Active Markets for Identical Assets (Level 1) | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,940,305	2,111,021
Quoted Prices in Active Markets for Identical Assets (Level 1) | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,218,746	1,331,728
Quoted Prices in Active Markets for Identical Assets (Level 1) | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,645,437	2,107,767
Quoted Prices in Active Markets for Identical Assets (Level 1) | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	4,681,635	3,908,829
Quoted Prices in Active Markets for Identical Assets (Level 1) | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,233,882	1,417,891
Quoted Prices in Active Markets for Identical Assets (Level 1) | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,573,756	1,078,180
Quoted Prices in Active Markets for Identical Assets (Level 1) | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,374,685	1,178,734
Quoted Prices in Active Markets for Identical Assets (Level 1) | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	380,484	227,115
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value	9,673,065	8,433,950
Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Other Observable Inputs (Level 2) | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,870,007	2,855,861
Significant Other Observable Inputs (Level 2) | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	403,320	542,869
Significant Other Observable Inputs (Level 2) | US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	6,399,738	5,035,220
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Significant Unobservable Inputs (Level 3) | US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 0	$ 0